Putnam
U.S.
Government
Income Trust

ANNUAL REPORT
September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We intend to preserve the fund's slightly defensive duration stance in the coming months and expect to maintain a substantial position in GNMAs, given our belief that rates are more likely to move up than down at this point. With a stake in both segments of the government market and a cautious eye toward the future direction of interest rates, we believe Putnam U.S. Government Income Trust is well positioned to make the most of whatever uncertainty lies ahead."
                               -- Michael Martino, fund manager

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Astute portfolio maneuvers, coupled with well-timed defensive strategies, helped Putnam U.S. Government Income Trust deliver a competitive total return during the fiscal year that ended on September 30, 1997. Fund Manager Michael Martino skillfully adjusted both the portfolio's average duration and its mix of securities throughout the year in response to a continuing stream of changing conditions to achieve these positive results.

Nevertheless, an underlying current of nervousness prevailed throughout the period as both the Federal Reserve Board and investors kept a close watch on inflation, fearing that the still robust economy might ignite it at any moment. The Fed's preemptive thrust in March with a quarter-point increase in short-term interest rates seemed to do the trick without extinguishing the economy's long-standing growth cycle.

Plenty of challenges remain as your fund embarks on a new fiscal year. In the following report, Mike discusses performance in the year just ended and takes a look at prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 19, 1997



Report from the Fund Manager
Michael Martino

Although Putnam U.S. Government Income Trust began fiscal 1997 on a defensive note, it completed the 12-month period ended September 30, 1997, with a near double-digit total return. Your fund's 9.75% class A share return at net asset value is roughly in line with the 10.04% return of its benchmark, the Lehman Brothers Mortgage-Backed Securities Index. At public offering price, class A shares returned 4.53%. For more performance information, including the results for other share classes, please see pages 8 and 9.

* ROBUST U.S. ECONOMY PROMPTS DEFENSIVE POSITIONING

Economic activity in the fiscal year's first half was vigorous and widespread. Consumer spending rose, unemployment fell, sales of new homes set records, and manufacturing capacity became increasingly strained. Anticipating a potential spike in inflation, the Federal Reserve Board raised short-term interest rates by a quarter of a percentage point in late March, and the market reacted -- some say overreacted -- immediately. Bonds and bond funds most sensitive to changing interest rates suffered the greatest price declines, but returns among fixed-income investments in general were lackluster over the first half of the fiscal year. By maintaining a defensive posture throughout this period, we were able to gain a competitive advantage that carried over into the second half of the year.

Specifically we shortened the portfolio's duration, keeping it as much as 10% lower than that of other funds in the same competitive universe -- those that invest most of their assets in bonds issued by the Government National Mortgage Association (GNMA). As mentioned in previous reports, duration measures a portfolio's sensitivity to changing interest rates. Rather than invest in newer securities, which would have comparatively low coupons, we shortened duration chiefly by emphasizing bonds that generally had three years or less remaining before maturity. After being in the market for several years, these older bonds possess diminished sensitivity to interest-rate changes, but their stated coupons of between 6% and 8% still reflect their longer original maturities.

The second half of your fund's fiscal year brought a calmer mood to the market. Economic activity tapered off in a manner that convinced the Fed to leave interest rates unchanged. Despite a continued strong employment picture, retail sales declined and manufacturers slowed production. Whereas the country's gross domestic product (GDP) registered more than 4% growth in the first six months of the period (4.9% in the first quarter of 1997), growth in the second half remained much closer to 3%. Evidence of inflationary growth appeared to remain only in the imaginations of a decidedly nervous minority. In fact, as reports of moderating economic growth mounted, many market watchers had ruled out by June any further rate increases in 1997.

This new landscape proved a welcome change for fixed-income investors; bond prices rose throughout the spring and summer and bond yields fell. Although encouraged, we were cautious about increasing portfolio duration. Consequently we reduced the fund's interest-rate exposure during this period, suspecting that market participants were overly exuberant and that the rally would most likely reverse itself to some extent. Instead, we chose to alter the fund's mix of investments, applying greater resources to the mortgage-backed segment of the fixed-income market.

[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                 Average
                effective
                maturity     Duration

9/30/96           9.3%         8.7%

3/31/97           8.7%         4.6%

9/30/97           7.1%         3.0%

Footnote reads:
Average effective maturity and duration, stated in years, are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. Measures of effective maturity, duration, and the assumptions on which they are based will vary over time.

* GNMA FOCUS PREVAILS FOR MOST OF PERIOD

To achieve its objective of providing current income consistent with capital preservation, your fund has the flexibility to invest in both the GNMA and Treasury segments of the U.S. government market -- both being securities backed by the full faith and credit of the government. The size of the investment in each area varies according to our assessment of relative value and the tradeoff between potential risk and reward. In recent years, the fund has committed the majority of its assets to GNMAs.

Throughout most of the fiscal year, GNMAs provided a distinct advantage over Treasuries of comparable maturity and were therefore heavily weighted in the portfolio. Starting the fiscal year at 75% of net assets, the fund's stake in these securities climbed to nearly 84% by the end of September. GNMAs and other mortgage-backed securities generally offer higher yields than Treasuries in order to compensate investors for the risk of prepayment. Because many homeowners opt to refinance or prepay their mortgages when interest rates fall -- and lower mortgage rates become available -- this prepayment risk can dampen performance of mortgage-backed securities in a falling-rate environment. However, prepayment risk was not an issue for a large part of the year, since economic growth was generally strong and interest rates appeared more likely to rise than fall.

In addition, mortgage-backed securities are less sensitive than Treasuries to changes in interest rates. In a year when investor sentiment seemed to shift on a daily basis, this meant that your fund's GNMA position contributed to a greater degree of price stability than would have been provided by a portfolio of Treasuries alone. Only during the summer did Treasuries gain the upper hand. Their sensitivity to changing interest rates translated into relatively greater price appreciation as the market rallied and rates moved lower. Mortgage-backed securities were doubly hurt during this period, as the prospect of lower rates rekindled fears of homeowner prepayments.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (9/30/97)]

PORTFOLIO ALLOCATIONS (9/30/97)*

Cash and short-term investments        4.1%

Mortgage-backed securities            83.8%

U.S. Treasury securities              12.1%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association. Allocations will vary over time.

* CAUTION DICTATES MORE OF SAME

Whether the Fed will raise rates in the coming year remains an important question for fixed-income investors. Unemployment remains low and industrial capacity tight. Consumer spending, which had lagged income growth in the first half of the year, posted sharp increases in the third quarter as measured by rising retail sales. Stronger foreign economies, particularly in Europe, have recently fueled U.S. export growth. The U.S. economy has registered four successive calendar quarters of GDP growth above 3%, yet the Fed maintains that noninflationary growth is something more on the order of 2.5%.

In light of these factors and considering the summer's bond market rally may have been overdone, we intend to preserve the fund's slightly defensive duration stance in the coming months. We also expect to maintain a substantial position in GNMAs, given our belief that rates are more likely to move up than down at this point.

That said, we expect to decrease the fund's mortgage weighting somewhat in anticipation of the traditional supply surge at year's end, a time when dealers attempt to clear their inventories before the new year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/97, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
                              Class A         Class B         Class M
(inception date)             (2/8/84)        (4/27/92)       (2/6/95)
                            NAV     POP     NAV    CDSC    NAV      POP
------------------------------------------------------------------------------
1 year                     9.75%   4.53%   8.95%   3.95%   9.39%   5.86%
------------------------------------------------------------------------------
5 years                   32.88   26.54   28.05   26.18   31.19   26.95
Annual average             5.85    4.82    5.07    4.76    5.58    4.89
------------------------------------------------------------------------------
10 years                 120.72  110.22  103.49  103.49  113.92  106.94
Annual average             8.24    7.71    7.36    7.36    7.90    7.54
------------------------------------------------------------------------------
Life of fund             211.55  196.80  176.81  176.81  196.42  186.81
Annual average             8.69    8.30    7.75    7.75    8.29    8.03
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/97
                                           Lehman Bros.
                                         Mortgage-Backed      Consumer
                                         Securities Index    Price Index
------------------------------------------------------------------------------
1 year                                      10.04%              2.16%
------------------------------------------------------------------------------
5 years                                     39.36              14.08
Annual average                               6.86               2.67
------------------------------------------------------------------------------
10 years                                    151.2              40.17
Annual average                               9.65               3.43
------------------------------------------------------------------------------
Life of fund                               298.28              58.19
Annual average                              10.64               3.41
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.
One-, five-, and ten-year (when available) and life- of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 9/30/87

                                  Lehman Bros.
                                Mortgage-backed       Consumer Price
Date/Year     Fund at POP       Securities Index          Index

9/30/87           9525               10000                10000

9/30/88          10693               11463                10417

9/30/89          11725               12737                10869

9/30/90          12725               13971                11539

9/30/91          14392               16251                11930

9/30/92          15820               18020                12285

9/30/93          16698               19221                12616

9/30/94          16306               19001                12990

9/30/95          18363               21574                13322

9/30/96          19156               22823                13721

9/30/97          21022               25120                14017

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $20,349 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $21,392 ($20,694 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97

                              Class A    Class B     Class M
------------------------------------------------------------------------------
Distributions (number)          12          12          12
------------------------------------------------------------------------------
Income                        $0.812     $0.715      $0.779
------------------------------------------------------------------------------
Capital gains                     --         --          --
------------------------------------------------------------------------------
  Total                       $0.812     $0.715      $0.779
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
9/30/96                    $12.63  $13.26  $12.59  $12.63  $13.05
------------------------------------------------------------------------------
9/30/97                     13.01   13.66   12.97   13.00   13.44
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       6.24%   5.94%   5.51%   5.99%   5.80%
------------------------------------------------------------------------------
Current 30-day SEC yield2    6.30    6.00    5.51    6.09    5.89
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Mortgage-backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended September 30, 1997

To the Trustees and Shareholders of
Putnam U.S. Government Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam U.S. Government Income Trust, including the portfolio of investments owned, as of September 30, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam U.S. Government Income Trust as of September 30, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   Coopers & Lybrand L.L.P.
Boston, Massachusetts
November 10, 1997



Portfolio of investments owned
September 30, 1997


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (95.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (83.5%)
------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
$        89,831    16s, with due dates from October 15, 2011 to
                   November 15, 2011                                                           $     111,109
        246,864    15s, with due dates from July 15, 2011 to
                   March 15, 2013                                                                    302,646
        179,500    14s, with due dates from July 15, 2014 to
                   January 20, 2015                                                                  216,997
      1,171,904    13 1/2s, with due dates from May 15, 2011 to
                   June 20, 2015                                                                   1,411,775
      1,066,269    13s, with due dates from October 20, 2013 to
                   October 20, 2015                                                                1,272,527
        508,112    12 1/2s, with due dates from May 15, 2010 to
                   November 20, 2015                                                                 599,257
        551,449    12s, with due dates from April 20, 2014 to
                   March 20, 2016                                                                    647,957
      3,249,291    11 1/2s, with due dates from April 15, 2010 to
                   November 15, 2019                                                               3,751,814
      2,931,043    11s, with due dates from November 20, 2013 to
                   June 20, 2019                                                                   3,356,064
         55,798    11s, Midgets, July 15, 2000                                                        59,025
        179,020    10 7/8s, February 15, 2010                                                        199,103
     26,838,233    10 1/2s, with due dates from April 15, 2010 to
                   November 15, 2021                                                              30,003,413
      1,144,921    10s, January 20, 2021                                                           1,263,341
    102,140,584    9 1/2s, with due dates from June 15, 2009 to
                   April 15, 2023                                                                110,716,399
    129,560,666    9s, with due dates from November 15, 2004 to
                   January 15, 2025                                                              139,406,888
    372,328,768    8 1/2s, with due dates from August 15, 2004 to
                   April 15, 2027                                                                391,693,671
     14,911,030    8 1/2s, Midgets, with due dates from May 15, 2001
                   to January 15, 2008                                                            15,642,648
    557,430,485    8s, with due dates from January 15, 2001 to
                   January 15, 2027                                                              580,374,629
         95,617    8s, May 15, 2017                                                                  100,129
     50,274,389    8s, Midgets, with due dates from November 15, 2001
                   to November 15, 2009                                                           52,222,588
    838,910,511    7 1/2s, with due dates from December 15, 2001 to
                   January 15, 2027                                                              856,224,289
    626,596,150    7s, with due dates from March 15, 2022 to
                   January 15, 2027                                                              627,980,612
         44,941    7s, Midgets, November 15, 2007                                                     45,096
     59,715,432    6 1/2s, with due dates from May 15, 2023 to
                   October 15, 2025                                                               58,585,983
                 Government National Mortgage Association
                 Graduated Payment Mortgages
         64,091    15s, with due dates from May 15, 2012 to
                   September 15, 2012                                                                 75,788
         48,796    13 3/4s, with due dates from September 20, 2014
                   to November 20, 2014                                                               55,993
        140,292    13 1/2s, with due dates from July 15, 2010 to
                   November 15, 2012                                                                 161,690
        176,882    13 1/4s, with due dates from October 15, 2014 to
                   January 20, 2015                                                                  202,231
         34,141    13s, with due dates from November 15, 2010 to
                   December 15, 2010                                                                  39,263
      1,036,151    12 3/4s, with due dates from October 15, 2013 to
                   July 20, 2015                                                                   1,187,800
        178,221    12 1/2s, with due dates from May 15, 2010 to
                   January 20, 2014                                                                  200,915
        898,719    12 1/4s, with due dates from August 15, 2013 to
                   July 15, 2015                                                                   1,019,266
      1,744,674    11 1/4s, with due dates from June 15, 2013 to
                   January 15, 2016                                                                1,923,523
        233,814    10 3/4s, with due dates from January 15, 2015 to
                   February 15, 2016                                                                 259,538
        506,339    10 1/4s, with due dates from March 15, 2016 to
                   December 15, 2020                                                                 553,649
      1,354,229    10s, with due dates from October 15, 2009 to
                   May 15, 2010                                                                    1,514,199
      1,597,067    9 1/4s, with due dates from April 15, 2016 to
                   November 15, 2019                                                               1,682,913
                                                                                              --------------
                                                                                               2,885,064,728

U.S. Treasury Obligations (12.1%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
    100,000,000    7 1/2s, May 15, 2002                                                          105,984,000
    150,000,000    6 1/8s, August 15, 2007                                                       150,070,500
    100,000,000    6s, July 31, 2002                                                             100,000,000
     60,000,000    6s, September 30, 1998                                                         60,196,800
                                                                                              --------------
                                                                                                 416,251,300
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $3,227,237,564)                                                      $3,301,316,028

SHORT-TERM INVESTMENTS (4.1%) * (cost $140,945,683)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$   140,922,000   Interest in $565,867,000 joint repurchase agreement
                   September 30, 1997 with UBS Securities due
                   October 1, 1997 with with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $140,945,683 for an effective yield of 6.05%                               $  140,945,683
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,368,183,247) ***                                  $3,442,261,711
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $3,453,136,458.

***  The aggregate identified cost on a tax basis is $3,379,686,966, resulting in gross unrealized appreciation and depreciation of $75,885,228 and $13,310,483, respectively, or net unrealized appreciation of $62,574,745.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,368,183,247) (Note 1)                                            $3,442,261,711
---------------------------------------------------------------------------------------------------
Cash                                                                                            986
---------------------------------------------------------------------------------------------------
Interest receivable                                                                      23,423,738
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,283,821
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            3,136,108
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,471,106,364

Liabilities
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               10,737,468
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,681,332
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  825,480
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               66,911
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,778
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,438,262
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      211,675
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        17,969,906
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,453,136,458

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,732,922,516
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              3,424,640
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment                                            (357,289,162)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               74,078,464
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,453,136,458

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,147,325,620 divided by 165,097,478 shares)                                               $13.01
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.01)*                                      $13.66
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,291,900,797 divided by 99,643,681 shares)**                                              $12.97
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,849,541 divided by 603,732 shares)                                                       $13.00
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.00)*                                      $13.44
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($6,060,500 divided by 465,990 shares)                                                       $13.01
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1997

Interest income                                                                       $273,092,899
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        15,502,934
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           6,884,036
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          129,177
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            35,594
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    5,710,948
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   13,744,900
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       35,185
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    158,945
--------------------------------------------------------------------------------------------------
Registration fees                                                                              175
--------------------------------------------------------------------------------------------------
Auditing                                                                                   216,000
--------------------------------------------------------------------------------------------------
Legal                                                                                       36,018
--------------------------------------------------------------------------------------------------
Postage                                                                                    212,101
--------------------------------------------------------------------------------------------------
Other                                                                                      204,491
--------------------------------------------------------------------------------------------------
Total expenses                                                                          42,870,504
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,313,719)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            41,556,785
--------------------------------------------------------------------------------------------------
Net investment income                                                                  231,536,114
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         8,446,279
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              90,992,659
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 99,438,938
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $330,975,052
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                          Year ended September 30
                                                                                     ---------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  231,536,114     $  270,152,118
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   8,446,279        (26,992,361)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                            90,992,659        (72,048,992)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    330,975,052        171,110,765
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (145,145,530)      (172,223,146)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (77,035,760)       (89,029,511)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (430,429)          (281,755)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (293,133)          (849,623)
----------------------------------------------------------------------------------------------------------------------
  Return of capital
    Class A                                                                                      --        (10,073,580)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --         (5,207,464)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (16,480)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                      --            (49,694)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                      (573,463,157)      (567,593,809)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                           (465,392,957)      (674,214,297)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     3,918,529,415      4,592,743,712
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $3,424,640 and
$--, respectively)                                                                   $3,453,136,458     $3,918,529,415
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.63           $12.95           $12.37           $13.63           $13.96
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .85              .84 (c)          .88              .69             1.10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .34             (.30)             .61            (1.00)            (.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.19              .54             1.49             (.31)             .74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.81)            (.81)            (.83)            (.74)           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.05)            (.08)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.81)            (.86)            (.91)            (.95)           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.01           $12.63           $12.95           $12.37           $13.63
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            9.75             4.32            12.62            (2.35)            5.55
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,147,326       $2,450,376       $2,903,016       $3,213,428       $4,797,481
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .89              .88              .90              .85              .88
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            6.58             6.55             7.09             7.31             7.92
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             125.80           138.97           195.45           209.00           295.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.59           $12.91           $12.33           $13.60           $13.93
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .75              .74 (c)          .79              .64             1.00
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .35             (.30)             .61            (1.05)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.10              .44             1.40             (.41)             .65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.72)            (.72)            (.75)            (.67)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.04)            (.07)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.72)            (.76)            (.82)            (.86)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.97           $12.59           $12.91           $12.33           $13.60
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.95             3.52            11.82            (3.16)            4.85
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,291,901       $1,458,848       $1,643,923       $1,752,887       $2,232,219
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.64             1.63             1.65             1.60             1.61
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.83             5.80             6.33             6.55             7.11
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             125.80           138.97           195.45           209.00           295.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year Ended           Feb. 6, 1995+
operating performance                                                                      September 30           to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.63           $12.96           $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .80              .82 (c)          .61
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .35             (.32)             .66
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.15              .50             1.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.78)            (.78)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                   --             (.05)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.78)            (.83)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $13.00           $12.63           $12.96
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              9.39             3.99            10.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $7,850           $6,116           $2,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.14             1.14              .79*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              6.32             6.37             4.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Apr. 11, 1994+
operating performance                                                        Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.63           $12.98           $12.38           $12.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .89 (c)          .88 (c)          .90              .39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .34             (.34)             .64             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.23              .54             1.54              .09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.85)            (.84)            (.86)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --             (.05)            (.08)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.85)            (.89)            (.94)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.01           $12.63           $12.98           $12.38
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.05             4.34           13 .07              .11*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $6,061           $3,190          $43,196          $19,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .64              .62              .65              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             6.83             6.51             7.16             3.63*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
September 30, 1997

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently, followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $337,562,000 available to offset future capital gains, if any.

The amount of the carryover and the expiration dates are:

Loss Carryover                   Expiration
------------------------------------------------
$  1,685,000               September 30, 1999
   9,297,000               September 30, 2002
 266,054,000               September 30, 2003
  51,884,000               September 30, 2004
   8,642,000               September 30, 2005

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of paydown gains and losses on mortgage backed securities, post October loss deferrals, and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1997, the fund reclassified $5,206,622 to decrease undistributed net investment income and $16,435 to increase paid-in-capital, with a decrease to accumulated net realized loss on investments of $5,190,187. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1997, fund expenses were reduced by $1,313,719 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,958 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B, and class M shares respectively.

For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $212,727 and $2,522 from the sale of class A and class M shares, respectively and received $3,145,864 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $43,964 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1997, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $4,484,192,727 and $5,154,893,654, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,634,802     $264,582,822
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,097,769       90,680,551
------------------------------------------------------------
                                 27,732,571      355,263,373

Shares
repurchased                     (56,635,571)    (725,708,140)
------------------------------------------------------------
Net decrease                    (28,903,000)   $(370,444,767)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      19,366,419     $247,688,012
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,731,954      111,274,606
------------------------------------------------------------
                                 28,098,373      358,962,618

Shares
repurchased                     (58,277,141)    (744,377,165)
------------------------------------------------------------
Net decrease                    (30,178,768)   $(385,414,547)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,650,117     $123,220,626
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,950,482       50,333,817
------------------------------------------------------------
                                 13,600,599      173,554,443

Shares
repurchased                     (29,814,937)    (380,815,087)
------------------------------------------------------------
Net decrease                    (16,214,338)   $(207,260,644)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      15,353,056     $196,512,877
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,731,254       60,119,880
------------------------------------------------------------
                                 20,084,310      256,632,757

Shares
repurchased                     (31,581,307)    (401,947,885)
------------------------------------------------------------
Net decrease                    (11,496,997)   $(145,315,128)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         675,663       $8,653,771
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        27,221          347,797
------------------------------------------------------------
                                    702,884        9,001,568

Shares
repurchased                        (583,426)      (7,466,778)
------------------------------------------------------------
Net increase                        119,458       $1,534,790
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         490,209       $6,293,248
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        19,052          241,581
------------------------------------------------------------
                                    509,261        6,534,829

Shares
repurchased                        (226,315)      (2,884,026)
------------------------------------------------------------
Net increase                        282,946       $3,650,803
------------------------------------------------------------

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         324,814       $4,141,239
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        22,938          293,133
------------------------------------------------------------
                                    347,752        4,434,372

Shares
repurchased                        (134,245)      (1,726,908)
------------------------------------------------------------
Net increase                        213,507       $2,707,464
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         235,622       $3,051,374
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        69,593          899,319
------------------------------------------------------------
                                    305,215        3,950,693

Shares
repurchased                      (3,380,789)     (44,465,630)
------------------------------------------------------------
Net decrease                     (3,075,574)    $(40,514,937)
------------------------------------------------------------



Federal tax information

(Unaudited)

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

David Waldman
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN068--36853--032/885/689/527   11/97



PUTNAM INVESTMENTS                                   [SCALE LOGO OMITTED]
-------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Annual Report dated September 3, 1997

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A and B shares, which are discussed more extensively in the annual report.

FISCAL 1997 ANNUAL RESULTS AT A GLANCE
-------------------------------------------------------------------------

4/11/94 to 9/30/97                 Annualized              Cumulative
Inception date to end of
semiannual fiscal period             8.04%                  30.80%

9/30/96 to 9/30/97
Semiannual fiscal period            10.05%                  10.05%
-------------------------------------------------------------------------

Share value                             NAV

4/11/94 (Inception date)              $12.68
9/30/96                               $12.63
9/30/97                               $13.01
-------------------------------------------------------------------------

Distributions         No.        Income        Capital gains       Total

9/30/96 to 9/30/97    12         $0.847            $0.00           $0.847
-------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.